UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL ENHANCED INCOME FUND

FORM N-Q

MAY 31, 2005

Notes to Schedule of Investments (unaudited)

Investments in Institutional Enhanced Portfolio, at value $60,975,906.

1. Organization and Significant Accounting Policies

Citi Institutional Enhanced Income Fund (the “Fund) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (19.6% at May 31, 2005) in the net assets of the Portfolio.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2005

Face Amount	Security	Value
Asset - Backed Securities — 16.1%
	Aegis Asset Backed Securities Trust:
$774,902	Series 2004-5, Class 1A1, 3.280% due 6/27/05 (a)	$774,902
3,367,160	Series 2004-6, Class IA1, 3.240% due 6/27/05 (a)	3,368,904
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A2, 3.780% due 7/6/08	1,999,910
7,000,000	Blue Heron Funding Ltd., Series 5A, Class A1, 3.120% due 6/27/05 (a)(b)	7,000,000
1,000,000	Capital Auto Receivables Asset Trust, Series 2004-2, Class A1A, 3.120% due 3/15/07	999,923
9,070	Centex Home Equity, Series 2002-D, Class AV, 3.530% due 6/27/05 (a)	9,089
287,031	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class A1, 3.240% due 6/27/05 (a)	287,031
2,000,000	CNH Equipment Trust, Series 2005-A, Class A2, 3.640% due 9/17/07	1,999,981
154,975	EQCC Home Equity Loan Trust, Series 1998-3, Class A1F, 3.320% due 6/15/05 (a)	155,041
2,000,000	Ford Credit Auto Owner Trust, Series 2005-B, Class A2, 3.780% due 9/15/07	1,999,952
4,000,000	Honda Auto Receivables Owner Trust, Series 2005-2, Class A2, 3.650% due 8/15/07	3,999,814
6,000,000	John Deere Owner Trust, Series 2005-A, Class A2, 3.790% due 12/17/07	5,999,379
226,445	MASTR Asset Backed Securities Trust, Series 2003-OPT2, Class A3, 3.410% due 6/27/05 (a)	226,306
1,000,000	Nissan Auto Lease Trust, Series 2004-A, Class A2, 2.550% due 1/15/07	999,967
1,991,097	Novastar Home Equity Loan, Series 2003-2, Class A1, 3.395% due 6/27/05 (a)	1,994,818
4,000,000	Park Place Securities, Inc., Series 2005-WHQ3, Class A2A, 3.170% due 6/27/05 (a)	4,000,000
2,850,002	Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF1, 3.180% due 6/27/05 (a)	2,850,002
565,213	Residential Asset Securities Corp., Series 2003-KS1, Class A2, 3.460% due 6/27/05 (a)	566,503
	Saxon Asset Securities Trust:
33,438	Series 2002-1, Class AV1, 3.340% due 6/27/05 (a)	33,395
681,151	Series 2004-3, Class A2, 3.270% due 6/27/05 (a)	681,151
	Specialty Underwriting & Residential Finance:
4,436,357	Series 2003-BC3, Class A, 3.440% due 6/27/05 (a)	4,446,714
393,332	Series 2004-BC4, Class A2A, 3.240% due 6/27/05 (a)	393,333
3,293,085	Structured Asset Securities Corp., Series 2005-WF1, Class A1, 3.180% due 6/27/05 (a)	3,293,341
2,000,000	Volkswagen Auto Lease Trust, Series 2005-A, Class A2, 3.520% due 4/20/07	1,999,893

	Total Asset - Backed Securities (Cost — $50,079,350)	50,079,349

Certificates of Deposit — 1.0%
3,000,000	BNP Paribas SA NY, 2.975% due 8/18/05 (Cost — $2,999,773)	2,999,773

Collateralized Mortgage Obligations — 0.7%
818,060	Countrywide Alternative Loan Trust, Series 2004-J13, Class 1A1, 3.390% due 6/27/05 (a)	818,060
1,426,696	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A1, 3.460% due 6/27/05 (a)	1,431,361

	Total Collateralized Mortgage Obligations (Cost — $2,249,421)	2,249,421

Commercial Paper — 43.7%
3,000,000	Amstel Funding Corp., Credit Enhanced by ABN Amro, 2.910% due 7/18/05 (b)	2,988,603
7,500,000	Aquinas Funding LLC, Credit Enhanced by Rabobank, 3.380% due 11/9/05 (b)	7,386,629

See Notes to Schedule of Investments.

1

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
Commercial Paper (continued)
$4,268,000	Atlantis One Funding Corp., Credit Enhanced by Rabobank, 2.880% - 2.950% due 7/25/05 - 8/9/05 (b)	$4,245,560
7,500,000	Brahms Funding Corp., 3.150% due 7/15/05 (b)	7,471,125
3,000,000	Crown Point Capital Co. LLC, 3.020% due 8/16/05 (b)	2,980,873
7,500,000	Curzon Funding LLC, 3.150% due 7/25/05 (b)	7,464,563
4,000,000	Davis Square Funding III Corp., 3.060% due 7/1/05 (b)	3,989,800
4,092,000	Fenway Funding LLC, 3.120% due 7/11/05 (b)	4,077,814
7,000,000	Georgetown Funding Co., 3.070% due 6/22/05 (b)	6,987,464
4,000,000	Grampian Funding LLC, Credit Enhanced by HBOS, 3.010% due 8/23/05 (b)	3,972,241
5,187,000	Harwood Street Funding II, 3.020% - 3.060% due 6/22/05 - 6/23/05 (b)	5,177,595
4,000,000	Legacy Capital Corp. LLC, Credit Enhanced by A1/P1 Rated Institutions, 3.030% due 8/23/05 (b)	3,972,057
5,000,000	Liberty Harbour CDO, Inc., 3.000% due 6/8/05 (b)	4,997,083
7,000,000	Main Street Warehouse Fund, 3.080% due 6/8/05 (b)	6,995,808
6,000,000	Mica Funding LLC, 2.675% - 3.080% due 6/6/05 - 9/1/05 (b)	5,998,342
	Monument Gardens Funding LLC:
2,402,000	3.110% due 6/1/05 (b)	2,402,000
5,000,000	Credit Enhanced by Rabobank, 3.240% due 8/22/05 (b)	4,963,100
6,565,000	Paradigm Funding LLC, Credit Enhanced by AIG Financial Products Corp., 3.130% due 8/19/05 (b)	6,519,908
7,500,000	Park Sienna LLC, 3.060% due 6/20/05	7,487,887
6,500,000	Picaros Funding LLC, Credit Enhanced by KBC Bank, 2.860% - 3.300% due 7/26/05 - 10/14/05 (b)	6,431,571
4,500,000	Polonius, Inc., Credit Enhanced by Danske Bank, 2.800% - 2.875% due 6/17/05 - 6/24/05 (b)	4,492,623
5,000,000	Regency Markets No 1 LLC, Credit Enhanced by A1/P1 Rated Banks, 2.900% due 6/20/05 (b)	4,992,347
5,759,000	Scaldis Capital LLC, Credit Enhanced by Fortis Bank, 2.850% - 3.280% due 7/22/05 - 10/5/05 (b)	5,705,256
5,000,000	Stanfield Victoria Funding LLC, Credit Enhanced by banks rated A-1+, 3.040% due 7/7/05 (b)	4,984,800
5,000,000	Surrey Funding Corp., Credit Enhanced by Barclays Bank PLC, 3.370% due 11/3/05 (b)	4,927,451
1,500,000	Thunder Bay Funding, Inc., Credit Enhanced by Royal Bank of Canada, 2.900% due 8/8/05 (b)	1,491,783
3,083,000	Whistlejacket Capital Ltd., 3.260% due 9/30/05 (b)	3,049,219

	Total Commercial Paper (Cost — $136,153,502)	136,153,502

Corporate Bonds & Notes — 7.7%
1,000,000	Banco Bilbao Vizcaya, Notes, 3.178% due 9/21/07 (a)(b)	999,907
6,900,000	CIT Group, Inc., Senior Notes, MTN, 3.470% due 8/31/06 (a)	6,909,798
6,000,000	Countrywide Home Loans, Inc., MTN, Series L, 3.210% due 3/29/06 (a)	6,001,386
1,000,000	Harrier Finance Funding LLC, Notes, MTN, 2.990% due 9/15/05 (a)(b)	999,887
5,000,000	Premier Asset Collateral LLC, Notes, MTN, 3.705% due 4/13/06 (b)	4,999,365
1,000,000	Stanfield Victoria LLC, Notes, MTN, Series 1, 3.050% due 9/26/05 (a)(b)	999,868
3,000,000	Wells Fargo & Co., Notes, 3.150% due 9/28/07 (a)	3,001,679

	Total Corporate Bonds & Notes (Cost — $23,910,649)	23,911,890

U.S. Government & Agency Obligations — 31.3%
	Federal Home Loan Bank (FHLB):
21,625,000	2.875% - 3.750% due 5/22/06 - 11/29/06	21,475,096
1,000,000	Series 3, 3.500% due 1/18/07	997,299
2,000,000	Series 452, 3.174% due 8/26/05 (a)	2,000,154
	Federal Home Loan Mortgage Corp. (FHLMC):

See Notes to Schedule of Investments.

2

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
U.S. Government & Agencies Obligations (continued)
$10,100,000	2.925% - 3.750% due 9/9/05 - 4/15/07(a)	$10,101,000
8,000,000	Discount Notes, 3.400% due 4/18/06	7,747,840
29,000,000	Discount Notes, Series RB, 3.195% - 3.560% due 2/7/06 - 5/30/06	28,133,434
	Federal National Mortgage Association (FNMA):
16,000,000	3.250 % due 3/17/06 - 7/31/06	15,936,328
11,500,000	Discount Notes, 2.945% - 3.347% due 12/19/05 - 2/24/06	11,232,569

	Total U.S. Government & Agency Obligations (Cost — $97,639,842)	97,623,720

	TOTAL INVESTMENTS — 100.5% (Cost — $313,032,537#)	313,017,655
	Liabilities In Excess of Other Assets — (0.5)%	(1,537,918)

	TOTAL NET ASSETS — 100.0%	$311,479,737

(a)	Maturity date shown represents the mandatory tender date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AIG	-	American International Guaranty.
FHLB	-	Federal Home Loan Bank.
FHLMC	-	Federal Home Loan Mortgage Corporation.
FNMA	-	Federal National Mortgage Association.
MTN	-	Medium-Term Note.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Institutional Enhanced Portfolio (the “Portfolio”), is a separate diversified series of Institutional Portfolio (the “Trust”), an open-end diversified management investment company organized as a trust under the laws of the State of New York.

The following is a summary of the significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value.

Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

(b) Security Transactions. Security Transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$36,768
Gross unrealized depreciation	(51,650)

Net unrealized depreciation	$(14,882)

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	July 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	July 29, 2005